CLASS A ORDINARY SHARES	12 Months Ended
Jun. 30, 2026
CLASS A ORDINARY SHARES
CLASS A ORDINARY SHARES

NOTE 21. CLASS A ORDINARY SHARES

Share offering

On March 29, 2024, the Company’s shareholders approved the reverse shares split of the Company’s Class A Ordinary Shares at the ratio of one-for-eighteen with the market effective date of May 1, 2024 (the “2024 Reverse Stock Split”). In connection with the reverse stock split, on March 29, 2024 the Company’s shareholder approved and authorized the Company’s registered office service agent to filed the Fourth Amended and Restated Memorandum and Articles of Association with local registry, and change its authorized share capital from: US$15,725,000 divided into 150,000,000 (41,667 shares post 2024 Reverse Stock Split, 2024 Change in Capital Structure and 2026 Reverse Split) Class A Ordinary Shares of a nominal or par value of US$0.0925 (US$0.02 post 2024 Reverse Stock Split, 2024 Change in Capital Structure and 2026 Reverse Stock Split) each, and 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 (US$0.0001 post 2024 change in capital structure) each, to: US$58,000 divided into 500,000,000 (2,500,000 shares post 2026 Reverse Stock Split) Class A Ordinary Shares of a nominal or par value of US$0.0001 (US$0.02 post 2026 Reverse Stock Split) each and 80,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0001 each (the “2024 Change in Capital Structure”). As a result of the 2024 Reverse Stock Split, each eighteen pre-split Class A Ordinary Shares outstanding were automatically combined and converted to one issued and outstanding Class A Ordinary Share. No fractional Class A Ordinary Shares were issued to any shareholders in connection with the 2024 Reverse Stock Split. Each shareholder was entitled to receive one Class A Ordinary Shares in lieu of the fractional share that would have resulted from the reverse stock split. The Depository Trust Company (the “DTC”) requested the Company’s transfer agent to issue 54,727 (274 shares post 2026 Reverse Stock Split) round-up Class A Ordinary Shares. As of May 1, 2024 (immediately prior to the effective date), there were 141,703,218 (39,653 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) Class A Ordinary Shares outstanding, and the number of Class A Ordinary Shares outstanding after the 2024 Reverse Stock Split is 7,927,132 (39,653 shares post 2026 Reverse Stock Split), taking into account of the effect of rounding fractional shares into whole shares. In addition, all Class A Ordinary Shares, options and any other Class A securities of the Company outstanding immediately prior to the 2024 Reverse Stock Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 18 and multiplying the exercise price thereof by 18, as a result of the 2024 Reverse Stock Split. All share and earnings per-share information have been retroactively adjusted to reflect the 2024 Reverse Stock Split.

On February 13, 2026, the Company held its annual general meeting of shareholders, at which the shareholders approved the following special resolution: to increase the authorized share capital of the Company be increased from $58,000 divided into 500,000,000 (2,500,000 shares post 2026 Reverse Stock Split) Class A Ordinary Shares of a nominal or par value of $0.0001 ($0.02 post 2026 Reverse Stock Split) each, and 80,000,000 Class B Ordinary Shares of a nominal or par value of $0.0001 each, to $320,000 divided into 3,000,000,000 (15,000,000 shares post 2026 Reverse Stock Split) Class A Ordinary Shares of a nominal or par value of $0.0001 ($0.02 post 2026 Reverse Stock Split) each and 200,000,000 Class B Ordinary Shares of a nominal or par value of $0.0001 each, by the creation of 2,500,000,000 (12,500,000 shares post 2026 Reverse Stock Split) Class A Ordinary Shares of a nominal or par value of $0.0001 ($0.02 post 2026 Reverse Stock Split) and 120,000,000 Class B Ordinary Shares of a nominal or par value of $0.0001 each.

On April 10, 2026, the Company entered into a securities purchase agreement with 12 non-U.S. Purchasers thereto relating to the issuance and sale of an aggregate of 60,000,000 (300,000 shares post 2026 Reverse Stock Split) Class A ordinary shares, par value US$0.0001 ($0.02 post 2026 Reverse Stock Split) per share, at $0.30 ($60 post 2026 Reverse Stock Split) per share for the total amounts of $18,000,000 (or approximately RMB 123,568,200, converted at an exchange rate of RMB 6.8649 per US$1.0 ($200 post 2026 Reverse Stock Split), being the USD/RMB central parity rate published by the People’s Bank of China from April 9, 2026) from all Purchasers.

On July 1, 2026, the board of directors of the Company approved a 1-for-200 share consolidation of the Company’s Class A Ordinary Shares (the “2026 Reverse Stock Split”), pursuant to the authority granted by the Company’s shareholders at the annual general meeting held on February 13, 2026 (the “2026 AGM”), which became effective on August 18, 2026 and reflected on the Nasdaq Capital Market as of the open of business on that date.

The Company had 2,500,000 authorized Class A Ordinary Shares, par value of $0.02 and 15,000,000 authorized Class A Ordinary Shares, par value of $0.02 as of June 30, 2025 and 2026, respectively, of which 53,154 and 353,154 Class A Ordinary Shares were issued and outstanding as of June 30, 2025 and 2026, respectively. The Company had 80,000,000 authorized Class B Ordinary Shares, par value of $0.0001 and 200,000,000 authorized Class B Ordinary Shares, par value of $0.0001 as of June 30, 2025 and 2026, respectively, of which 20,000,000 and 20,000,000 Class B Ordinary Shares were issued and outstanding as of June 30, 2025 and 2026, respectively.

Appropriated Retained Earnings

According to the Memorandum and Articles of Association, the Company is required to transfer a certain portion of its net profit, as determined under PRC accounting regulations, from current net income to the statutory reserve fund. In accordance with the PRC Company Law, companies are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory reserves until such reserves reach 50% of the registered capital of the companies. As of June 30, 2025 and June 30, 2026, the balance of total statutory reserves was ¥4,148,929 and ¥4,148,929 ($611,476), respectively.